SUPPLEMENT DATED SEPTEMBER 16, 2002

TO PROSPECTUS DATED MAY 1, 2002

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MODIFIED SINGLE PREMIUM

VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

(SINGLE LIFE AND SURVIVORSHIP)

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ISSUED BY

KEMPER INVESTORS LIFE INSURANCE COMPANY

THROUGH ITS KILICO VARIABLE SEPARATE ACCOUNT

This Supplement amends certain information contained in your Scudder DestinationsSM Life Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

"Effective October 7, 2002, the Scudder High Yield Portfolio will be renamed Scudder High Income Portfolio. Therefore, all references in the Prospectus to Scudder High Yield Portfolio and Scudder High Yield are hereby replaced with Scudder High Income Portfolio and Scudder High Income."